Loans and Allowance for Credit Losses (Allowance for Credit Losses and Recorded Investment in Loans by Portfolio Segment) (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2015	Mar. 31, 2015	Sep. 30, 2014	Mar. 31, 2014
Allowance for credit losses, Details:
Individually evaluated for impairment		¥ 546,071	¥ 602,842
Collectively evaluated for impairment		382,912	427,592
Loans acquired with deteriorated credit quality		18,363	25,045
Allowance for credit losses		947,346	1,055,479	¥ 940,888	¥ 1,094,420
Loans, Details:
Individually evaluated for impairment		1,545,978	1,667,337
Collectively evaluated for impairment		119,208,340	116,622,507
Loans acquired with deteriorated credit quality		151,153	180,103
Loans	[1]	120,905,471	118,469,947
Commercial [Member]
Allowance for credit losses, Details:
Individually evaluated for impairment		463,043	516,116
Collectively evaluated for impairment		215,349	269,289
Loans acquired with deteriorated credit quality		15,472	22,311
Allowance for credit losses		693,864	807,716	717,099	876,857
Loans, Details:
Individually evaluated for impairment		1,207,333	1,317,507
Collectively evaluated for impairment		90,507,039	88,833,150
Loans acquired with deteriorated credit quality		44,509	56,031
Loans	[1]	91,758,881	90,206,688
Residential [Member]
Allowance for credit losses, Details:
Individually evaluated for impairment		42,909	49,317
Collectively evaluated for impairment		19,908	21,255
Loans acquired with deteriorated credit quality		2,068	1,794
Allowance for credit losses		64,885	72,366	90,735	116,913
Loans, Details:
Individually evaluated for impairment		150,592	167,099
Collectively evaluated for impairment		14,185,884	14,366,087
Loans acquired with deteriorated credit quality		12,517	13,376
Loans	[1]	14,348,993	14,546,562
Card [Member]
Allowance for credit losses, Details:
Individually evaluated for impairment		23,728	25,726
Collectively evaluated for impairment		9,738	9,921
Loans acquired with deteriorated credit quality		27	23
Allowance for credit losses		33,493	35,670	37,711	40,626
Loans, Details:
Individually evaluated for impairment		84,123	90,069
Collectively evaluated for impairment		452,525	462,480
Loans acquired with deteriorated credit quality		11,817	12,057
Loans	[1]	548,465	564,606
MUAH [Member]
Allowance for credit losses, Details:
Individually evaluated for impairment		3,965	4,146
Collectively evaluated for impairment		64,631	60,214
Loans acquired with deteriorated credit quality		490	409
Allowance for credit losses		69,086	64,769	56,690	¥ 60,024
Loans, Details:
Individually evaluated for impairment		66,672	60,726
Collectively evaluated for impairment		9,270,511	9,171,892
Loans acquired with deteriorated credit quality		53,878	62,147
Loans	[1]	9,391,061	9,294,765
Krungsri [Member]
Allowance for credit losses, Details:
Individually evaluated for impairment		12,426	7,537
Collectively evaluated for impairment		73,286	66,913
Loans acquired with deteriorated credit quality		306	508
Allowance for credit losses		86,018	74,958	¥ 38,653		[2]
Loans, Details:
Individually evaluated for impairment		37,258	31,936
Collectively evaluated for impairment		4,792,381	3,788,898
Loans acquired with deteriorated credit quality		28,432	36,492
Loans	[1]	¥ 4,858,071	¥ 3,857,326

[1]	Total loans in the above table do not include loans held for sale, and represent balances without adjustments in relation to unearned income, unamortized premiums and deferred loan fees.
[2]	For the Krungsri segment, the acquired loans were recorded at their fair values as of the acquisition date, and there were no indications that an allowance for credit losses was necessary for these loans for the fiscal year ended March 31, 2014. Therefore, no allowance for credit losses was stated at the beginning of the six-month period ended September 30, 2014 in the above table.